Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share Presented in the Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Redeemable Class A Shares [Member]
Schedule of Net Income (Loss) Per Share Presented in the Consolidated Statements of Operations [Line Items]
Diluted weighted average shares outstanding (in Shares)	5,750,000	191,667		4,379,452
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.12	$ 0.40		$ 0.69
Non-Redeemable Class A and Class B Shares [Member]
Schedule of Net Income (Loss) Per Share Presented in the Consolidated Statements of Operations [Line Items]
Diluted weighted average shares outstanding (in Shares)	1,780,625	1,448,938	1,250,000	1,698,839
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.32)	$ (0.07)	$ (0.05)	$ (1.01)